Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

Collection Period Start	1-May-18	Distribution Date	15-Jun-18
Collection Period End	31-May-18	30/360 Days	30
Beg. of Interest Period	15-May-18	Actual/360 Days	31
End of Interest Period	15-Jun-18

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,444,959,096.94	1,164,434,572.78	1,131,602,564.33	0.7831381
Total Securities		1,444,959,096.94	1,164,434,572.78	1,131,602,564.33	0.7831381
Class A-1 Notes	1.300000%	152,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.640000%	300,000,000.00	229,895,714.10	211,987,345.85	0.7066245
Class A-2b Notes	2.118710%	250,000,000.00	191,579,761.74	176,656,121.54	0.7066245
Class A-3 Notes	1.910000%	400,000,000.00	400,000,000.00	400,000,000.00	1.0000000
Class A-4 Notes	2.040000%	97,300,000.00	97,300,000.00	97,300,000.00	1.0000000
Certificates	0.000000%	245,659,096.94	245,659,096.94	245,659,096.94	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	17,908,368.25	314,190.81	59.6945608	1.0473027
Class A-2b Notes	14,923,640.20	349,526.69	59.6945608	1.3981068
Class A-3 Notes	0.00	636,666.67	0.0000000	1.5916667
Class A-4 Notes	0.00	165,410.00	0.0000000	1.7000000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	32,832,008.45	1,465,794.17

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	16,079,101.36
Monthly Interest	6,389,477.06

Total Monthly Payments	22,468,578.42

Interest Rate Cap Payments	0.00

Advances:
Aggregate Monthly Payment Advances	510,068.40
Aggregate Sales Proceeds Advance	6,481,569.65

Total Advances	6,991,638.05

Vehicle Disposition Proceeds:
Reallocation Payments	9,080,315.27
Repurchase Payments	0.00
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	6,744,658.90
Excess Wear and Tear and Excess Mileage	82,228.64
Remaining Payoffs	0.00
Net Insurance Proceeds	1,368,053.56
Residual Value Surplus	357,500.81

Total Collections	47,092,973.65

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	8,364,172.27			556
Involuntary Repossession	420,682.00			26
Voluntary Repossession	282,041.00			18
Full Termination	—			—
Bankruptcty	13,420.00			1
Insurance Payoff		1,337,737.27		78
Customer Payoff			69,570.97	3
Grounding Dealer Payoff			3,986,802.23	189
Dealer Purchase			1,566,181.93	68

Total	9,080,315.27	1,337,737.27	5,622,555.13	939

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	65,318	1,429,534,793.02	7.00000%	1,164,434,572.78
Total Depreciation Received		(20,052,613.43)		(15,839,865.67)
Principal Amount of Gross Losses	(149)	(3,021,251.57)		(2,490,619.67)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(605)	(10,948,886.20)		(8,786,900.41)
Scheduled Terminations	(315)	(6,862,182.76)		(5,714,622.70)

Pool Balance - End of Period	64,249	1,388,649,859.06		1,131,602,564.33
Remaining Pool Balance
Lease Payment				294,213,265.24
Residual Value				837,389,299.09

Total				1,131,602,564.33

III. DISTRIBUTIONS

Total Collections	47,092,973.65
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	47,092,973.65
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	515,469.39
3. Reimbursement of Sales Proceeds Advance	5,200,288.62
4. Servicing Fee:
Servicing Fee Due	970,362.14
Servicing Fee Paid	970,362.14
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	6,686,120.15

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	314,190.81
Class A-2a Notes Monthly Interest Paid	314,190.81
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	349,526.69
Class A-2b Notes Monthly Interest Paid	349,526.69
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	636,666.67
Class A-3 Notes Monthly Interest Paid	636,666.67
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	165,410.00
Class A-4 Notes Monthly Interest Paid	165,410.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,465,794.17
Total Note and Certificate Monthly Interest Paid	1,465,794.17
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	38,941,059.33
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	32,832,008.45
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	32,832,008.45
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

7. Total Monthly Principal Paid on the Certificates			0.00
Total Certificateholders’ Principal Carryover Shortfall			0.00
Total Certificateholders’ Principal Distributable Amount			0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall			0.00
Remaining Available Collections			6,109,050.88

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,224,795.48
Required Reserve Account Amount			21,674,386.46
Beginning Reserve Account Balance			21,674,386.46
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			21,674,386.46
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			6,109,050.88
Gross Reserve Account Balance			27,783,437.34
Remaining Available Collections Released to Seller			6,109,050.88
Total Ending Reserve Account Balance			21,674,386.46

V. POOL STATISTICS

Weighted Average Remaining Maturity			14.18
Monthly Prepayment Speed			92%
Lifetime Prepayment Speed			66%
		$	units
Recoveries of Defaulted and Casualty Receivables		2,167,247.12
Securitization Value of Defaulted Receivables and Casualty Receivables		2,490,619.67	149
Aggregate Defaulted and Casualty Gain (Loss)		(323,372.55)
Pool Balance at Beginning of Collection Period		1,164,434,572.78
Net Loss Ratio
Current Collection Period		-0.0278%
Preceding Collection Period		0.0038%
Second Preceding Collection Period		-0.0280%
Third Preceding Collection Period		-0.0162%
Cumulative Net Losses for all Periods		0.1921%	2,776,319.50

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.51%	5,917,892.45	338
61-90 Days Delinquent	0.10%	1,211,298.42	70
91-120 Days Delinquent	0.04%	465,272.46	26
More than 120 Days	0.00%	22,350.64	1

Total Delinquent Receivables:	0.65%	7,616,813.97	435

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.15%	0.15%
Preceding Collection Period		0.15%	0.15%
Second Preceding Collection Period		0.16%	0.17%
Third Preceding Collection Period		0.21%	0.22%
60 Day Delinquent Receivables		2,394,716.23
Delinquency Percentage		0.21%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units

Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		8,364,172.27	556
Securitization Value		8,517,206.27	556

Aggregate Residual Gain (Loss)		(153,034.00)

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		34,804,478.05	2,359
Cumulative Securitization Value		37,989,651.67	2,359

Cumulative Residual Gain (Loss)		(3,185,173.62)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			7,774,330.47
Reimbursement of Outstanding Advance			5,200,288.62
Additional Advances for current period			6,481,569.65

Ending Balance of Residual Advance			9,055,611.50

Beginning Balance of Payment Advance			1,386,516.82
Reimbursement of Outstanding Payment Advance			515,469.39
Additional Payment Advances for current period			510,068.40

Ending Balance of Payment Advance			1,381,115.83

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO